Segment Results (Selected Information For The Company's Reportable Segments) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues to external customers	$ 607,611	$ 396,524	$ 1,167,637	$ 760,936	$ 1,716,229	$ 1,460,841	$ 1,260,536
Total consolidated adjusted income before income tax	189,187	142,917	367,002	271,133
Branded Pharmaceuticals [Member]
Net revenues to external customers	398,267	368,840	773,781	707,376
Total consolidated adjusted income before income tax	209,619	183,787	402,875	353,111
Generics [Member]
Net revenues to external customers	133,047	27,684	267,456	53,560
Total consolidated adjusted income before income tax	21,126	3,065	47,513	6,311
Devices And Services [Member]
Net revenues to external customers	76,297		126,400
Total consolidated adjusted income before income tax	25,474		39,915
Corporate Unallocated [Member]
Total consolidated adjusted income before income tax	$ (67,032)	$ (43,935)	$ (123,301)	$ (88,289)